Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Dec. 16, 2021
Grizzle Growth ETF
Account Value [Line Items]
Account Value	$ 12,809	$ 13,388	$ 12,908	$ 11,836	$ 12,339	$ 11,956	$ 10,892	$ 11,059	$ 10,569	$ 9,800	$ 10,175	$ 10,702	$ 10,993	$ 10,390	$ 9,705	$ 9,176	$ 9,087	$ 8,622	$ 8,930	$ 8,296	$ 9,074	$ 8,623	$ 8,390	$ 9,491	$ 9,553	$ 8,484	$ 10,131	$ 9,618	$ 10,428	$ 9,532	$ 9,441	$ 10,271	$ 10,000
Grizzle Growth ETF - Market
Account Value [Line Items]
Account Value	12,802	13,417	12,898	11,827	12,349	11,984	10,895	11,049	10,534	9,812	10,178	10,722	10,985	10,399	9,718	9,175	9,053	8,618	8,876	8,292	9,059	8,621	8,396	9,505	9,557	8,463	10,113	9,612	10,442	9,527	9,437	10,344	10,000
S&P 500® Total Return Index
Account Value [Line Items]
Account Value	$ 12,326	$ 12,177	$ 11,756	$ 11,200	$ 11,677	$ 11,313	$ 10,740	$ 10,562	$ 10,103	$ 9,258	$ 9,457	$ 9,930	$ 10,091	$ 9,777	$ 9,171	$ 9,131	$ 8,991	$ 8,672	$ 8,889	$ 8,364	$ 8,875	$ 8,405	$ 7,776	$ 8,564	$ 8,929	$ 8,175	$ 8,910	$ 8,894	$ 9,744	$ 9,395	$ 9,685	$ 10,213	$ 10,000